Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	£ 17	£ 14
Effect on profit for the year, decrease	£ (26)	£ (58)
As percentage, increase	2.04%	(1.22%)
As percentage, decrease	3.11%	5.05%
Effect on equity, increase	£ 17	£ 14
Effect on equity, decrease	(26)	(58)
Retained earnings [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	23	20
Effect on profit for the year, decrease	(35)	(83)
Taxation effects on the above [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	(6)	(6)
Effect on profit for the year, decrease	9	25
Effect on equity, increase	144	195
Effect on equity, decrease	(168)	(204)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(128)	(164)
Effect on equity, decrease	241	219
Reserve of cash flow hedges [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(446)	(616)
Effect on equity, decrease	£ 431	£ 598
Equity attributable to owners of parent [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
As percentage, increase	(0.87%)	(0.87%)
As percentage, decrease	(1.00%)	0.84%
Effect on equity, increase	£ 144	£ 195
Effect on equity, decrease	£ (168)	£ (204)